PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
8.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment of the Group at December 31, 2014 and 2013 were as follows:
	2014	2014	2013
	US$	RMB	RMB
	(In thousands)
Buildings	53,030	324,494	317,930
Machinery and equipment	47,730	292,060	221,203
Motor vehicles	4,812	29,443	27,037
Furniture, fixtures and office equipment	9,710	59,413	104,649
	115,282	705,410	670,819
Less: accumulated depreciation	(41,306)	(252,751)	(209,887)
Property, plant and equipment, net	73,976	452,659	460,932

The Group’s buildings are located in the PRC and United States and the land on which the Group’s buildings are situated in the PRC are State-owned.  The property in the U.S. is owned by Jinpan Realty, LLP, a wholly owned subsidiary of Jinpan USA. Depreciation expense in 2014, 2013 and 2012 was RMB 42.9 million (US$ 7.0 million), RMB 40.2 million (US$ 6.5 million) and RMB 33.0 million (US$ 5.2 million) respectively. The depreciation was included both in cost of goods sold and selling and administrative expense.

Construction in progress represents labors cost, materials in connection with the construction of new facility and installation of manufacturing equipment. At December 31, 2014 and 2013 the balance of construction in progress was RMB 16.5 million (US$ 2.7 million) and RMB 23.1 million (US$ 3.8 million) respectively. Interest related to construction in progress of RMB nil and RMB 4.7 million ( US$ 0.8 million) was capitalized for the years ended December 31, 2014 and 2013 respectively.